Acquisitions - Schedule of Consideration Paid for RLS (Details) - RLS $ in Thousands	Jan. 28, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash paid	$ 225,171
Contingent consideration	15,750
Total consideration	240,921
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4,509
Trade and other receivables	22,848
Other current assets	12,063
Inventories	3,676
Property, plant and equipment	5,051
Intangible assets	806
Investment in sub-lease	1,635
Right-of-use assets	49,699
Trade and other payables	(32,339)
Contingent or deferred consideration	(8,124)
Lease liabilities	(52,008)
Total identifiable assets and liabilities	7,816
Fair value adjustments
Customer relationships	60,400
Brand name	29,800
Radiopharmacy licenses	15,400
Deferred tax liabilities	(27,456)
Deferred tax asset	11,301
Total fair value adjustments	89,445
Goodwill	$ 143,660